Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (44,469)	$ (6,978)	¥ (25,729)
Total intangible assets, net	124,259	19,499	111,990
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	165,435	25,960	134,500
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	393	62	319
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 2,900	$ 455	¥ 2,900